Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Fair Values of Financial Assets Measured at Fair Value on Recurring Basis

The fair values of our financial assets and liabilities measured at fair value on a recurring basis at December 31, 2017 and 2016, are summarized in the following table:

(CAD$ in millions)	2017				2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Cash equivalents	$722	$—	$—	$722	$1,153	$—	$—	$1,153
Marketable equity securities	94	—	—	94	95	—	—	95
Debt securities	67	—	4	71	68	—	11	79
Settlements receivable	—	687	—	687	—	631	—	631
Derivative instruments and embedded derivatives	—	126	—	126	—	142	—	142

	$883	$813	$4	$1,700	$1,316	$773	$11	$2,100

Summary of Fair Values of Financial Liabilities Measured at Fair Value on Recurring Basis

(CAD$ in millions)	2017				2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial liabilities
Derivative instruments and embedded derivatives	$—	$43	$—	$43	$—	$27	$—	$27
Settlements payable	—	39	—	39	—	43	—	43

	$—	$82	$—	$82	$—	$70	$—	$70